AMOUNT DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2021
AMOUNT DUE TO RELATED PARTIES
Amount Due To Related Parties	NOTE 14 – AMOUNT DUE TO RELATED PARTIES

	As of December 31, 2021	As of December 31, 2020

Related parties payable	$745,532	$276,501
Related party loan	-	140,000
Director fee payable	360,000	-
	$1,105,532	$416,501

The related party balance of $745,532 represented advances and professional expenses paid on behalf by Director, which consists of $504,297 advance from Dai Zheng, $42,000 advance from Li Zhuo, $10,000 from Che Kean Tat and $189,235 office rental advance from Liu Pijun through Zhiding Network Technology (Beijing) Co Limited (“ZNTB”). It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

As of December 31, 2021, the director fee payable of $360,000 represented the accrued of director fees from the appointment date to December 31, 2021.

As of December 31, 2021, the related party loan is $nil (2020: $140,000) due to the forgiveness of related party loan from Global Joy Trip Ltd as a result of the Company has been dissolved in January 2021 and the related company has agreed to forgive the loan.